Commitments (Tables)	6 Months Ended
Dec. 31, 2024
Commitments [Abstract]
Maturity of Committed Amount Payable
As at 31 December 2024, total Group commitments are set out in the table below (excludes shipping and taxes).

	31 Dec 2024	30 Jun 2024
	US$'000	US$'000
Mining Hardware
Amounts payable within 12 months of balance date	-	116,982
Amounts payable after 12 months of balance date	-	-

Other Commitments
Amounts payable within 12 months of balance date	105,751	77,659
Amounts payable after 12 months of balance date	582	-

Total Commitments	106,333	194,641